Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued bonus	$ 1,801	$ 2,516	$ 1,715
Accrued royalties	106	106	101
Accrued wages and benefits	669	421	287
Accrued clinical study expenses	418	363	9
Accrued consulting service expenses	1,489	766	100
Other accrued expenses	561	1,305	233
Total	$ 5,044	$ 5,477	$ 2,445